IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 16, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised April 19, 2021), for the iShares U.S. Basic Materials ETF (IYM), iShares U.S. Energy ETF (IYE), iShares U.S. Healthcare ETF (IYH), iShares U.S. Technology ETF (IYW), iShares U.S. Utilities ETF (IDU), iShares U.S. Consumer Goods ETF (IYK), iShares U.S. Financials ETF (IYF), iShares U.S. Industrials ETF (IYJ), and iShares U.S. Consumer Services ETF (IYC) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The following changes for each Fund will be effective on or about September 20, 2021.

Ticker[1]	Current Fund Name	New Fund Name	Current Underlying Index	New Underlying Index
IYK	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Staples ETF	Dow Jones U.S. Consumer Goods Index	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
IYC	iShares U.S. Consumer Services ETF	iShares U.S. Consumer Discretionary ETF	Dow Jones U.S. Consumer Services Capped Index	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index

[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.

Ticker[1]	Fund Name	Current Underlying Index	New Underlying Index
IYM	iShares U.S. Basic Materials ETF	Dow Jones U.S. Basic Materials Index	Russell 1000 Basic Materials RIC 22.5/45 Capped Index
IYE	iShares U.S. Energy ETF	Dow Jones U.S. Oil & Gas Index	Russell 1000 Energy RIC 22.5/45 Capped Index
IYH	iShares U.S. Healthcare ETF	Dow Jones U.S. Health Care Index	Russell 1000 Health Care RIC 22.5/45 Capped Index
IYW	iShares U.S. Technology ETF	Dow Jones U.S. Technology Capped Index	Russell 1000 Technology RIC 22.5/45 Capped Index
IDU	iShares U.S. Utilities ETF	Dow Jones U.S. Utilities Index	Russell 1000 Utilities RIC 22.5/45 Capped Index
IYF	iShares U.S. Financials ETF	Dow Jones U.S. Financials Capped Index	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
IYJ	iShares U.S. Industrials ETF	Dow Jones U.S. Industrials Index	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of IYK shall be deleted in its entirety and replaced with the following:

The iShares U.S. Consumer Staples ETF seeks to track the investment results of an index composed of U.S. equities in the consumer staples sector.

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of IYC shall be deleted in its entirety and replaced with the following:

The iShares U.S. Consumer Discretionary ETF seeks to track the investment results of an index composed of U.S. equities in the consumer discretionary sector.

[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYM shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the basic materials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the basic materials industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYE shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Energy RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the energy sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the energy industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYH shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Health Care RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the healthcare sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYW shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Technology RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the technology sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IDU shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Utilities RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the utilities sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the utilities industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYK shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the consumer staples sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the consumer staples industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYF shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the financials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYJ shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the industrials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYC shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the consumer discretionary sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate on a future date. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the consumer discretionary industry or sector. The components of the Underlying Index are likely to change over time.

The last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” (and immediately preceding the section entitled “Industry Concentration Policy”) for each Fund shall be deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in Certain of the Funds’ “Summary of Principal Risks”

The section of the Summary Prospectus of IYK entitled “Summary of Principal Risks” is amended to delete the “Consumer Goods Industry Risk” and to add the following:

Consumer Staples Sector Risk. The consumer staples sector may be affected by, among other things, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

The section of the Summary Prospectus of IYC entitled “Summary of Principal Risks” is amended to delete the “Consumer Services Industry Risk” and to add the following:

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Change in Certain of the Funds’ “A Further Discussion of Principal Risks”

The section of the Prospectus of IYK entitled “A Further Discussion of Principal Risks” is amended to delete the “Consumer Goods Industry Risk” and to add the following:

Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. Household and personal products are particularly sensitive to increased competition, decreased demand due to changes in consumer preferences and brand diminution. Food products are subject to the risk that raw materials are accidentally or maliciously contaminated or that products are contaminated through the supply chain due to human error or equipment failure. Such incidents may result in loss of market share and loss of revenue for companies in the consumer staples sector. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

The section of the Prospectus of IYC entitled “A Further Discussion of Principal Risks” is amended to delete the “Consumer Services Industry Risk” and to add the following:

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Change in the Funds’ “Construction and Maintenance of the Underlying Indexes”

The following shall be added to the section entitled “Construction and Maintenance of the Underlying Indexes” of the SAI:

The Russell Indexes

Component Selection Criteria. The securities in the Russell indexes (sometimes referred to as the “components”) are reviewed and reconstituted annually, typically after the close on the last Friday in June to reflect changes in the marketplace. The Russell 1000® Index is a subset of the Russell 3000® Index.

The Russell 3000® Index measures the performance of approximately the largest 3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually, typically after the close on the last Friday in June, to ensure new and growing equities are included.

The starting universe for the Russell 3000 Index includes all issuers listed on a U.S. Exchange that are either U.S. incorporated or incorporated in certain non-U.S. jurisdictions as Benefit-Driven Incorporations (typically tax benefit incorporations), subject to the following rules and exceptions:

•

stocks must trade at or above $1.00 on the last business day of August to be eligible for inclusion. If a stock in the index has a price lower than $1, it can remain in the index if the average price for the month is greater than $1;

•	for ranking and membership determination, all common share classes for a single company are combined to determine total market capitalization;

•	in cases where there are multiple common stock share classes and the share classes act independently of each other, each class is considered for inclusion separately; and

•

also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability issuers, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks.

All eligible securities are sorted by decreasing total market capitalization to determine index eligibility.

The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large- and mid- capitalization segments of the investable U.S. equity market. It is a float-adjusted capitalization-weighted index consisting approximately 1000 of the largest issuers in the Russell 3000 Index.

For the Russell 3000® Index and the Russell 1000® Index, the weights of component issuers are adjusted based on available float-weighted capitalization according to the market value of their available outstanding shares. The impact of a component security’s price change is proportional to the issuer’s total market value, which is the share price times the number of shares available. Each Russell Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Frank Russell Company uses a probability measure to assign stocks to the growth and value style indexes. The probability measure is used to indicate the degree of certainty that a stock is value or growth, based on three fundamental indicators: relative price-to-book (“PB”) ratio, Institutional Brokers’ Estimate System forecast medium-term growth (2 years) and sales per share historical growth (5 years). This method allows stocks to be represented as having both growth and value characteristics, while preserving the additive nature of the indexes. As a result, a stock may be a component of a Russell growth style index and also a component of the corresponding value style index, although the stock would likely have a different weight in each index.

Issue Changes. Securities that leave the Russell Indexes between reconstitution dates are not replaced. Thus, the number of securities in the investments over the year will fluctuate according to corporate activity. When a stock is acquired, delisted or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant indexes.

When acquisitions or mergers take place, the stock’s capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the index. The only additions between reconstitution dates are as a result of spin-offs and IPOs.

Index Maintenance. Maintaining the Russell indexes includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs and quarterly initial public offerings. In addition, significant share capital changes are made at month-end. The divisor is adjusted for all changes in company market value to leave the value of the investments unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell indexes.

Index Availability. The Russell indexes are calculated continuously and are available from major data vendors.

The section entitled “Dow Jones U.S. Basic Materials Index” on page 36 of the SAI shall be deleted in its entirety and the following shall be added to the new section of the SAI entitled “The Russell Indexes”:

Russell 1000 Basic Materials RIC 22.5/45 Capped Index

Number of Components: approximately 37

Index Description. The Russell 1000 Basic Materials RIC 22.5/45 Capped Index is designed to measure the performance of large- and mid-capitalization companies in the basic materials sector of the U.S. equity market. It is a subset of the market capitalization-weighted Russell 1000 Index.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%.

The section entitled “Dow Jones U.S. Oil & Gas Index” on page 37 of the SAI shall be deleted in its entirety and the following shall be added to the new section of the SAI entitled “The Russell Indexes”:

Russell 1000 Energy RIC 22.5/45 Capped Index

Number of Components: approximately 37

Index Description. The Russell 1000 Energy RIC 22.5/45 Capped Index is designed to measure the performance of large- and mid-capitalization companies in the energy sector of the U.S. equity market. It is a subset of the market capitalization-weighted Russell 1000 Index.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%.

The section entitled “Dow Jones U.S. Health Care Index” on page 37 of the SAI shall be deleted in its entirety and the following shall be added to the new section of the SAI entitled “The Russell Indexes”:

Russell 1000 Health Care RIC 22.5/45 Capped Index

Number of Components: approximately 122

Index Description. The Russell 1000 Health Care RIC 22.5/45 Capped Index is designed to measure the performance of large- and mid-capitalization companies in the healthcare sector of the U.S. equity market. It is a subset of the market capitalization-weighted Russell 1000 Index.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%.

The section entitled “Dow Jones U.S. Technology Capped Index” on page 37 of the SAI shall be deleted in its entirety and the following shall be added to the new section of the SAI entitled “The Russell Indexes”:

Russell 1000 Technology RIC 22.5/45 Capped Index

Number of Components: approximately 145

Index Description. The Russell 1000 Technology RIC 22.5/45 Capped Index is designed to measure the performance of large- and mid-capitalization companies in the technology sector of the U.S. equity market. It is a subset of the market capitalization-weighted Russell 1000 Index.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%.

The section entitled “Dow Jones U.S. Utilities Index” on pages 37-38 of the SAI shall be deleted in its entirety and the following shall be added to the new section of the SAI entitled “The Russell Indexes”:

Russell 1000 Utilities RIC 22.5/45 Capped Index

Number of Components: approximately 41

Index Description. The Russell 1000 Utilities RIC 22.5/45 Capped Index is designed to measure the performance of large- and mid-capitalization companies in the utilities sector of the U.S. equity market. It is a subset of the market capitalization-weighted Russell 1000 Index.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%.

The section entitled “Dow Jones U.S. Consumer Goods Index” on page 36 of the SAI shall be deleted in its entirety and the following shall be added to the new section of the SAI entitled “The Russell Indexes”:

Russell 1000 Consumer Staples RIC 22.5/45 Capped Index

Number of Components: approximately 55

Index Description. The Russell 1000 Consumer Staples RIC 22.5/45 Capped Index is designed to measure the performance of large- and mid-capitalization companies in the consumer staples sector of the U.S. equity market. It is a subset of the market capitalization-weighted Russell 1000 Index.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%.

The section entitled “Dow Jones U.S. Financials Capped Index” on page 36 of the SAI shall be deleted in its entirety and the following shall be added to the new section of the SAI entitled “The Russell Indexes”:

Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index

Number of Components: approximately 142

Index Description. The Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index is designed to measure the performance of large- and mid-capitalization companies in the financials sector of the U.S. equity market. It is a subset of the market capitalization-weighted Russell 1000 Index.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.

The section entitled “Dow Jones U.S. Industrials Index” on page 37 of the SAI shall be deleted in its entirety and the following shall be added to the new section of the SAI entitled “The Russell Indexes”:

Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index

Number of Components: approximately 174

Index Description. The Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index is designed to measure the performance of large- and mid-capitalization companies in the industrials sector of the U.S. equity market. It is a subset of the market capitalization-weighted Russell 1000 Index.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.

The section entitled “Dow Jones U.S. Consumer Services Capped Index” on page 36 of the SAI shall be deleted in its entirety and the following shall be added to the new section of the SAI entitled “The Russell Indexes”: Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index

Number of Components: approximately 165

Index Description. The Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index is designed to measure the performance of large- and mid-capitalization companies in the consumer discretionary sector of the U.S. equity market. It is a subset of the market capitalization-weighted Russell 1000 Index.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of a weight of the Underlying Index in the aggregate. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.

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